Income Taxes - Schedule of Net Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Income Tax Disclosure [Abstract]
Domestic			$ (197,908)	$ (134,578)	$ (108,663)
Foreign			1,082	475	695
Net income (loss) before income taxes	$ 82,327	$ (30,041)	$ (196,826)	$ (134,103)	$ (107,968)